Curian Dynamic Risk Advantage - Diversified Fund
Prospectus [Line Items]
Expense [Heading]
In the summary prospectus for the Curian Dynamic Risk Advantage – Diversified Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Diversified Fund
Management Fees	[1]	0.85%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[2]	0.26%
Acquired Fund Fees and Expenses	[3]	0.07%
Total Annual Fund Operating Expenses		1.43%
Less Waiver/Reimbursement	[4]	(0.07%)
Total Annual Fund Operating Expenses After Waiver/Reimbursement		1.36%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[4]	Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.